Balance Sheet Components (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components [Abstract]
Long-term prepaid expenses	$ 114,286		$ 114,286
Depreciation expense	$ 237	$ 526	$ 474	$ 1,052	$ 2,103	$ 8,547